Average Annual Total Returns{- Fidelity Advisor® Equity Income Fund} - 11.30 Fidelity Advisor Equity Income Fund - AMCIZ PRO-13 - Fidelity Advisor® Equity Income Fund	Fidelity Advisor Equity Income Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Equity Income Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Equity Income Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Equity Income Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Equity Income Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Equity Income Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Equity Income Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Equity Income Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Equity Income Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Equity Income Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Equity Income Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Equity Income Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Equity Income Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Equity Income Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Equity Income Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Equity Income Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Equity Income Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Equity Income Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor Equity Income Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Equity Income Fund-Class Z Return Before Taxes Past 5 years	Fidelity Advisor Equity Income Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Equity Income Fund-Class Z Return Before Taxes Inception Date	RS008 Past 1 year	RS008 Past 5 years	RS008 Past 10 years
Total	(4.60%)	7.49%	8.32%	(5.59%)	5.40%	6.74%	(2.80%)	5.54%	6.47%	(2.55%)	7.74%	8.33%	(0.61%)	7.92%	8.12%	1.47%	9.05%	9.25%	1.59%	9.20%	7.67%	[1]	Aug. 13, 2013	2.87%	9.74%	10.36%

[1]	(a)Since inception August 13, 2013.